Other Operating Income (expenses) - (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Other Operating Income (expenses)
Corrective claims - CIR	€ 2,863
Accrued income from Abbott - payroll taxes		€ 68
Reversal of restructuring expenses	43
Total other operating income	2,905	68
Provision for risk on payroll taxes	(90)	(123)
Restructuring expenses		(1,096)
Impairment of tax loss carry back	(333)
CIR provision	(1,804)
IPO costs and follow-on offering	(2,881)	(323)	€ (2,221)
Write-down of inventory			(33)
Total other operating expenses	(5,108)	(1,541)	(2,255)
Other operating income (expenses)	€ (2,202)	€ (1,475)	€ (2,255)